Unaudited Interim Consolidated Statements of Loss - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Revenues:
Vessel revenue	$ 35,959	$ 39,533
Commissions	(1,188)	(1,391)
Vessel revenue, net	34,771	38,142
Expenses:
Voyage expenses	(19,977)	(17,732)
Vessel operating expenses	(9,015)	(10,310)
Management fees	(494)	(528)
General and administration expenses	(3,174)	(3,003)
Amortization of deferred dry-docking costs	(210)	(401)
Depreciation	(5,462)	(5,499)
Operating (loss) / income	(3,561)	669
Other income / (expenses), net:
Interest and finance costs	(8,166)	(8,688)
Interest and finance costs - related party	(3,799)	(4,241)
Interest and other income	53	0
Foreign currency exchange losses, net	(11)	(60)
Total other expenses, net	(11,923)	(12,989)
Net loss before income taxes	(15,484)	(12,320)
Income taxes	(59)	11
Net loss	$ (15,543)	$ (12,309)
Net loss per common share
Basic (in dollars per share)	$ (3.18)	$ (5.00)
Weighted average common shares outstanding
Basic (in shares)	4,883,594	2,463,322